GUIDESTONE FUNDS

Supplement dated September 20, 2016

to

Prospectus dated May 1, 2016

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I. SUB-ADVISER CHANGE FOR THE SMALL CAP EQUITY FUND

Columbus Circle Investors (“CCI”) has been terminated as sub-adviser to the Small Cap Equity Fund. All references to and disclosures concerning CCI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GUIDESTONE FUNDS

Supplement dated September 20, 2016

to

Statement of Additional Information (“SAI”) dated May 1, 2016

This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.

I. SUB-ADVISER CHANGE FOR THE SMALL CAP EQUITY FUND

Columbus Circle Investors (“CCI”) has been terminated as sub-adviser to the Small Cap Equity Fund. All references to and disclosures concerning CCI are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.